INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Income before income taxes
MILLIONS	2012	2011	2010
United States	$594.8	$440.0	$497.5
International	417.8	239.6	250.2
Total	$1,012.6	$679.6	$747.7

Provision for income taxes

MILLIONS	2012	2011	2010
Federal and state	$141.3	$104.9	$173.5
International	173.2	69.7	74.2
Total current	314.5	174.6	247.7
Federal and state	31.7	25.2	(26.3)
International	(34.9)	16.5	(4.8)
Total deferred	(3.2)	41.7	(31.1)
Provision for income taxes	$311.3	$216.3	$216.6

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2012	2011
Deferred tax assets
Other accrued liabilities	$136.1	$112.4
Loss carryforwards	110.4	112.0
Share-based compensation	71.6	82.5
Pension and other comprehensive income	337.8	346.3
Foreign tax credits	47.6	44.7
Debt fair value adjustment	—	79.4
Other, net	138.9	120.4
Valuation allowance	(86.8)	(73.1)
Total	755.6	824.6
Deferred tax liabilities
Property, plant and equipment basis differences	246.8	289.6
Intangible assets	1,331.4	1,412.1
Unremitted foreign earnings	68.3	98.0
Other, net	30.5	60.9
Total	1,677.0	1,860.6
Net deferred tax liabilities balance	$(921.4)	$(1,036.0)

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2012	2011	2010
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.1	2.0	1.9
Foreign operations	(3.0)	(3.2)	(4.5)
Domestic manufacturing deduction	(2.6)	(2.9)	(2.0)
Change in valuation allowance	—	1.2	—
Nondeductible deal costs	0.5	0.8	—
Audit settlements and refunds	0.1	(0.5)	(1.3)
Other, net	(0.4)	(0.6)	(0.1)
Effective income tax rate	30.7%	31.8%	29.0%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2012	2011	2010

Balance at beginning of year	$89.5	$66.2	$116.7
Additions based on tax positions related to the current year	7.5	7.3	10.4
Additions for tax positions of prior years	5.0	1.4	0.2
Reductions for tax positions of prior years	(3.4)	(27.0)	(9.1)
Reductions for tax positions due to statute of limitations	(0.8)	(0.8)	(6.8)
Settlements	(8.0)	(8.0)	(44.6)
Assumed in connection with the Nalco merger	7.8	50.1	—
Foreign currency translation	(4.5)	0.3	(0.6)
Balance at end of year	$93.1	$89.5	$66.2